Statement of Cash Flows	2 Months Ended
May 31, 2024 USD ($)
Alps Life Science Inc [Member]
CASH FLOWS USED IN OPERATING ACTIVITIES
Loss before tax	$ (6,441)
Changes in working capital:
Other payable and accrued expense	6,441
Net Cash Used In Operating Activities
NET DECREASE IN CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE FINANCIAL YEAR
CASH AND CASH EQUIVALENTS AT END OF THE FINANCIAL YEAR